Accrued expenses and other current liabilities (Summary of Accrued Expenses and Other Current Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deposits from packaged-tour users	¥ 35,119	$ 5,108	¥ 63,499
Payable for business acquisition	25,722	3,741	26,925
Accrued liabilities related to customers incentive program	1,395	203	2,142
Accrued professional service fees	8,028	1,168	9,878
Accrued advertising expenses	63,531	9,240	74,548
Deposits received from suppliers	90,853	13,214	70,212
Accrued operating expenses	32,391	4,711	54,834
Advanced payment from banks	15,567	2,264	18,748
Discounted bank acceptance notes	142,000	20,653	0
Short-term borrowings	49,312	7,172	0
Others	69,226	10,070	52,904
Total	¥ 533,144	$ 77,544	¥ 373,690